Income Tax	12 Months Ended
Dec. 31, 2018
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Income Tax

NOTE 28: INCOME TAX

The Group reports income taxes in the income statement as detailed below:

(€’000)	For the year ended December 31,
	2018	2017	2016
Current tax (expense) / income	0	1	6
Deferred tax (expense) / income	—	—	—

Total income tax (expense) / income in profit or loss	0	1	6

The Group has a history of losses, except for its tax entity Biological Manufacturing Services, which is eligible to a minor tax credit.

The following table shows the reconciliation between the effective and theoretical income tax at the nominal Belgian income tax rate of 29.58% for the year 2018 and 33.99% for the year 2017:

(€’000)	For the year ended 31 December
	2018	2017	2016
Loss before tax	(37,427)	(56,396)	(23,612)
Permanent differences
Tax disallowed expenses	269	221	—
Share-based payment	3,595	2,569	0
Nominal tax rate	29.58%	33.99%	33.99%
Tax income at nominal taxe rate	9,928	18,220	8,026
Deferred Tax assets not recognised	(9,928)	(18,219)	(8,020)
Effective tax expense	0	1	6
Effective tax rate	0%	0%	0